Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

The Company’s cash and cash equivalents balance at December 31, 2023 and 2022, is denominated in the following currencies:

	December 31,
	2023	2022
	U.S. Dollars (in thousands)
US Dollars	113,190	139,644
New Israeli Shekels	2,795	4,008
Other currencies	3,983	4,504

	119,968	148,156